SCHEDULE OF DETAILED INFORMATION ABOUT RELATED PARTY (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Salaries and Benefits	$ 3,465	$ 2,435
Stock-Based Compensation	7,470	2,164
Compensation Expenses for Related Parties	$ 10,934	$ 4,599